UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARCH 31, 2009

                    INVESTMENTS IN SECURITIES (103.50%)
                    -----------------------------------

  SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (103.50%)
                    ----------------------
                    AGRICULTURAL CHEMICALS (8.49%)
    60,431          Potash Corp. of Saskatchewan, Inc. - (Canada) **                                  $   4,883,429
    24,126          Syngenta AG - (Switzerland) **                                                        4,867,424
                                                                                                      -------------
                                                                                                          9,750,853
                                                                                                      -------------
                    APPLICATIONS SOFTWARE (0.89%)
   300,011          Opera Software ASA - (Norway) *,**                                                    1,021,942
                                                                                                      -------------
                    AUTO - CARS/LIGHT TRUCKS (1.61%)
    32,109          Volkswagen AG - (Germany) **                                                          1,847,638
                                                                                                      -------------
                    BREWERY (9.00%)
   119,355          Anheuser-Busch InBev NV - (Belgium) **,(a)                                            3,287,421
   171,924          Carlsberg A/S - (Denmark) **                                                          7,048,766
                                                                                                      -------------
                                                                                                         10,336,187
                                                                                                      -------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.02%)
   788,794          China National Building Material Co., Ltd. - (China) **                               1,168,433
                                                                                                      -------------
                    BUILDING-RESIDENTIAL/COMMERCIAL (2.80%)
   649,697          Persimmon PLC - (United Kingdom) **                                                   3,217,427
                                                                                                      -------------
                    COMMERCIAL BANKS - NON US (10.18%)
11,141,742          Bank Of China, Ltd - (China) **                                                       3,694,745
   175,815          Royal Bank Of Canada - (Canada) **                                                    5,084,570
 2,061,819          Turkiye Garanti Bankasi AS - (Turkey) **                                              2,908,397
                                                                                                      -------------
                                                                                                         11,687,712
                                                                                                      -------------
                    COMMODITY (6.06%)
    77,049          SPDR Gold Trust  *                                                                    6,955,984
                                                                                                      -------------
                    CONTAINERS - PAPER/PLASTIC (1.77%)
    28,946          Mayr Melnhof Karton AG - (Austria) **                                                 2,036,881
                                                                                                      -------------
                    COSMETICS & TOILETRIES (1.65%)
    61,118          Oriflame Cosmetics SA - (Luxembourg) **                                               1,899,934
                                                                                                      -------------
                    DIVERSIFIED BANKING INSTITUTION (4.25%)
 2,300,768          Barclays PLC - (United Kingdom) **                                                    4,880,725
                                                                                                      -------------
                    DIVERSIFIED MINERALS (1.42%)
   244,241          Xstrata PLC - (United Kingdom) **                                                     1,634,003
                                                                                                      -------------
                    ENERGY - ALTERNATIVE SOURCES (1.65%)
   231,890          EDP Renovaveis SA - (Spain) *,**,(a)                                                  1,893,162
                                                                                                      -------------
                    ENGINEERING/R&D SERVICES (1.97%)
   164,619          Imtech NV - (Netherlands) **                                                          2,264,336
                                                                                                      -------------
                    FOOD - RETAIL (1.39%)
   355,537          J Sainsbury PLC - (United Kingdom) **,(a)                                             1,595,067
                                                                                                      -------------
                    INSTRUMENTS - CONTROLS (1.38%)
   130,182          Rotork PLC - (United Kingdom) **                                                      1,589,792
                                                                                                      -------------


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARCH 31, 2009


  SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MACHINERY - ELECTRICAL (4.57%)
   114,722          Schindler Holding AG - (Switzerland) **,(a)                                       $   5,246,510
                                                                                                      -------------
                    METAL - COPPER (10.99%)
 1,023,936          Antofagasta PLC - (United Kingdom) **,(a)                                             7,404,297
   299,808          Southern Copper Corp.                                                                 5,222,655
                                                                                                      -------------
                                                                                                         12,626,952
                                                                                                      -------------
                    MULTI-LINE INSURANCE (13.63%)
   665,435          AXA SA - (France) **,(a)                                                              7,995,681
    48,355          Zurich Financial Services AG - (Switzerland) **                                       7,659,061
                                                                                                      -------------
                                                                                                         15,654,742
                                                                                                      -------------
                    OIL COMPANIES - INTEGRATED (5.01%)
   191,727          ENI SpA - (Italy) **                                                                  3,721,619
    90,435          Royal Dutch Shell PLC - (Netherlands) **                                              2,032,800
                                                                                                      -------------
                                                                                                          5,754,419
                                                                                                      -------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (0.31%)
   200,917          Chloride Group PLC - (United Kingdom) **,(a)                                            359,978
                                                                                                      -------------
                    REAL ESTATE MANAGEMENT /SERVICE (0.99%)
 3,441,882          Midland Holdings, Ltd. - (Hong Kong) **                                               1,141,372
                                                                                                      -------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (2.49%)
   319,573          Sun Hung Kai Properties, Ltd. - (Hong Kong) **                                        2,861,725
                                                                                                      -------------
                    RETAIL - PUBS (0.55%)
    90,667          Greene King PLC - (United Kingdom) **                                                   636,139
                                                                                                      -------------
                    TELECOMMUNICATIONS SERVICES (3.40%)
 1,285,049          Telecity Group PLC - (United Kingdom) *,**,(a)                                        3,904,859
                                                                                                      -------------
                    TELEPHONE - INTEGRATED (2.95%)
   272,565          Deutsche Telekom AG - (Germany) **,(a)                                                3,383,630
                                                                                                      -------------
                    TRANSPORTATION SERVICES (3.08%)
   922,846          Firstgroup PLC - (United Kingdom) **                                                  3,538,367
                                                                                                      -------------
                    TOTAL COMMON STOCK (Cost $113,952,699)                                              118,888,769
                                                                                                      -------------
                    INVESTMENTS IN SECURITIES (Cost $113,952,699)                                       118,888,769
                                                                                                      -------------
                    SECURITIES SOLD, NOT YET PURCHASED ((28.96)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((28.96)%)
                    -----------------------------------------------
                    AIRLINES ((1.34)%)
  (254,091)         easyJet PLC - (United Kingdom) *,**                                                  (1,017,937)
  (245,242)         Iberia Lineas Aereas de Espana - (Spain) **                                            (514,462)
                                                                                                      -------------
                                                                                                         (1,532,399)
                                                                                                      -------------
                    ATHLETIC FOOTWEAR ((1.98)%)
   (68,414)         Adidas AG - (Germany) **                                                             (2,276,288)
                                                                                                      -------------
                    BEVERAGES - WINES/SPIRITS ((2.87)%)
   (59,239)         Pernod-Ricard SA - (France) **                                                       (3,301,411)
                                                                                                      -------------



                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARCH 31, 2009


  SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE ((1.83)%)
   (58,932)         Holcim, Ltd. - (Switzerland) **                                                   $  (2,103,215)
                                                                                                      -------------
                    COMMERCIAL BANKS - NON US ((1.33)%)
   (61,430)         Australia & New Zealand Banking Group, Ltd. - (Australia) **                           (672,235)
   (64,715)         Westpac Banking Corp. - (Australia) **                                                 (858,364)
                                                                                                      -------------
                                                                                                         (1,530,599)
                                                                                                      -------------
                    COMPUTERS ((1.66)%)
   (42,039)         Wincor Nixdorf AG - (Germany) **                                                     (1,903,861)
                                                                                                      -------------
                    DIVERSIFIED OPERATIONS ((0.93)%)
  (150,537)         Industrivarden AB - (Sweden) **                                                      (1,069,763)
                                                                                                      -------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((1.54)%)
  (234,523)         Cadbury PLC - (United Kingdom) **                                                    (1,771,519)
                                                                                                      -------------
                    INDUSTRIAL GASES ((0.80)%)
   (13,567)         Linde AG - (Germany) **                                                                (921,903)
                                                                                                      -------------
                    INTERNATIONAL EQUITY ((9.99)%)
  (305,128)         iShares MSCI EAFE Index Fund                                                        (11,469,762)
                                                                                                      -------------
                    INVESTMENT COMPANIES ((2.48)%)
  (188,216)         Ratos AB - (Sweden) **                                                               (2,851,482)
                                                                                                      -------------
                    PUBLISHING - NEWSPAPERS ((0.28)%)
   (94,576)         Daily Mail & General Trust - (United Kingdom) **                                       (317,210)
                                                                                                      -------------
                    SOAP AND CLEANING PREPARATION ((1.93)%)
   (59,022)         Reckitt Benckiser Group PLC - (United Kingdom) **                                    (2,215,640)
                                                                                                      -------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(34,160,272))                 (33,265,052)
                                                                                                      -------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(34,160,272))                         (33,265,052)
                                                                                                      -------------
                    DERIVATIVE CONTRACTS (0.92%)
                    ----------------------------
                    CURRENCY FORWARDS (0.92%)
                    Purchases Contracts                                                                   3,122,090
                    Sale Contracts                                                                       (2,069,316)
                                                                                                      -------------
                    TOTAL CURRENCY FORWARDS --                                                            1,052,774
                                                                                                      -------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                                   1,052,774
                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
PURCHASED AND DERIVATIVE CONTRACTS -- 75.46%                                                             86,676,491
                                                                                                      -------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.54%                                                    28,189,565
                                                                                                      -------------
TOTAL NET ASSETS -- 100.00%                                                                           $ 114,866,056
                                                                                                      =============



*   Non income-producing security.
**  Foreign
(a) Partially or wholly held ($19,143,890 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARCH 31, 2009


DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF MARCH 31, 2009:
--------------------------------------------------------------------------------------------------------------

                                                        Value on                                             Net
Open Foreign Currency                                   Settlement                                       Unrealized
Purchase Contracts                                      Date                    Current Value    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 05/15/2009                                   $   44,443,254           $   44,649,095            $    205,841
----------------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/15/2009                                        8,369,682                8,673,422                 303,740
----------------------------------------------------------------------------------------------------------------------------
Euros
expiring 05/15/2009                                       83,405,080               85,439,372               2,034,292
----------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 05/15/2009                                          348,001                  357,204                   9,203
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/15/2009                                       11,763,209               12,057,423                 294,214
----------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/15/2009                                       26,461,934               26,736,734                 274,800
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         $  3,122,090
                                                                                                         ===================

                                                        Value on                                             Net
Open Foreign Currency                                   Settlement                                       Unrealized
Sale Contracts                                          Date                    Current Value    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 05/15/2009                                      (54,783,260)             (54,035,537)                747,723
----------------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/15/2009                                      (12,076,606)             (12,290,519)               (213,913)
----------------------------------------------------------------------------------------------------------------------------
Euros
expiring 05/15/2009                                      (93,535,874)             (95,218,485)             (1,682,611)
----------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 05/15/2009                                         (842,399)                (876,327)                (33,928)
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/15/2009                                      (10,828,264)             (11,040,895)               (212,631)
----------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/15/2009                                      (37,707,606)             (38,381,562)               (673,956)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         $ (2,069,316)
                                                                                                         ===================

Total net unrealized appreciation on foreign currency forwards                                           $  1,052,774
                                                                                                         ===================

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------
                                                                         MARCH 31, 2009




                                                                         March 31, 2009
Investments in Securities - By Country                     Percentage of Net Assets (%)
--------------------------------------                     ----------------------------
  United Kingdom                                                                 20.40%
  Switzerland                                                                    13.64%
  Canada                                                                          8.68%
  Denmark                                                                         6.14%
  China                                                                           4.23%
  France                                                                          4.09%
  Netherlands                                                                     3.74%
  Hong Kong                                                                       3.49%
  Italy                                                                           3.24%
  Belgium                                                                         2.86%
  Turkey                                                                          2.53%
  Austria                                                                         1.77%
  Luxembourg                                                                      1.65%
  Spain                                                                           1.20%
  Norway                                                                          0.89%
  United States                                                                   0.62%
  Germany                                                                         0.11%
  Australia                                                                     (1.33%)
  Sweden                                                                        (3.41%)


                                                                         March 31, 2009
Investments in Foreign Currency Forwards - by Currency     Percentage of Net Assets (%)
 -----------------------------------------------------     ----------------------------
  British Pounds                                                                  0.83%
  Euros                                                                           0.31%
  Danish Krone                                                                    0.08%
  Swedish Krona                                                                   0.07%
  Norwegian Krone                                                               (0.02%)
  Swiss Francs                                                                  (0.35%)

                                                                        UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                                 MARCH 31, 2009


Securities  valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various  inputs are used in  determining  the fair value of the Fund's  investments  relating to FAS 157. These inputs are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.
LEVEL 2--other significant  observable inputs (including quoted prices for similar securities,  interest rates, prepayment spreads, credit risk, etc.)
LEVEL  3--significant  unobservable  inputs  (including Fund's own assumptions in determining the fair value of investments.)

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's  investments at fair value in accordance with FAS 157. The inputs or methodology used for valuing  securities are not necessarily an indication of the risk associated with investing in those securities.


---------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENTS IN
                                                                                   SECURITIES SOLD,
VALUATION INPUTS                      INVESTMENTS IN      OTHER FINANCIAL              NOT YET
                                        SECURITIES         INSTRUMENTS *              PURCHASED
---------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                $118,888,769         $       --              $(33,265,052)
---------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant
Observable Inputs                                --          1,052,774                        --
---------------------------------------------------------------------------------------------------------------
Level 3 - Other Significant
Unobservable Inputs                              --                 --                        --
---------------------------------------------------------------------------------------------------------------
Total                                  $118,888,769         $1,052,774              $(33,265,052)
---------------------------------------------------------------------------------------------------------------

* Other Financial Instruments include Net Foreign Currency Forwards.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.